UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6102

MFS SERIES TRUST VI

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Global Equity Fund

7/31/10
Quarterly portfolio holdings

MFS INVESTMENT MANAGEMENT

MFS Global Equity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10

Issuer	Shares/Par	Value ($)
Common Stocks – 98.2%
Aerospace – 1.3%
Honeywell International, Inc.	150,740	$6,460,716
Alcoholic Beverages – 5.6%
Diageo PLC	613,517	$10,657,091
Heineken N.V.	291,520	13,193,729
Pernod Ricard S.A.	64,027	5,011,213

		$28,862,033

Apparel Manufacturers – 5.8%
Burberry Group PLC	373,030	$4,925,636
Compagnie Financiere Richemont S.A.	150,112	5,857,783
LVMH Moet Hennessy Louis Vuitton S.A.	75,940	9,264,749
NIKE, Inc., “B”	131,450	9,679,978

		$29,728,146

Automotive – 0.3%
Harley-Davidson, Inc.	65,410	$1,781,114

Biotechnology – 0.2%
Actelion Ltd. (a)	25,124	$1,016,103

Broadcasting – 4.7%
Omnicom Group, Inc.	187,360	$6,981,034
Walt Disney Co.	320,690	10,804,046
WPP Group PLC	606,074	6,443,167

		$24,228,247

Brokerage & Asset Managers – 0.9%
Deutsche Boerse AG	68,860	$4,820,559

Business Services – 1.8%
Accenture Ltd., “A”	194,350	$7,704,034
DST Systems, Inc.	32,780	1,346,602

		$9,050,636

Chemicals – 3.2%
3M Co.	119,380	$10,211,765
Givaudan S.A.	4,304	3,966,439
Monsanto Co.	43,740	2,529,922

		$16,708,126

Computer Software – 2.4%
Autodesk, Inc. (a)	81,684	$2,412,945
Oracle Corp.	417,870	9,878,447

		$12,291,392

Computer Software - Systems – 1.1%
Canon, Inc.	126,700	$5,521,448

Conglomerates – 0.7%
Smiths Group PLC	210,307	$3,682,836

Construction – 0.6%
Sherwin-Williams Co.	48,090	$3,325,424

Consumer Products – 6.2%
Beiersdorf AG	42,100	$2,493,506
International Flavors & Fragrances, Inc.	27,810	1,262,018
Kao Corp.	171,600	4,059,846
Procter & Gamble Co.	107,155	6,553,600
Reckitt Benckiser Group PLC	224,320	10,999,742

1

MFS Global Equity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – continued
Svenska Cellulosa Aktiebolaget	455,200	$6,569,825

		$31,938,537

Electrical Equipment – 3.0%
Legrand S.A.	182,500	$5,939,676
Rockwell Automation, Inc.	34,840	1,886,586
Schneider Electric S.A.	68,199	7,865,307

		$15,691,569

Electronics – 3.4%
Hirose Electric Co. Ltd.	9,100	$922,692
Hoya Corp.	237,800	5,659,087
Intel Corp.	247,390	5,096,234
Samsung Electronics Co. Ltd.	8,328	5,701,819

		$17,379,832

Energy - Independent – 0.8%
INPEX Corp. (l)	795	$3,883,211

Energy - Integrated – 1.8%
Chevron Corp.	55,920	$4,261,663
Royal Dutch Shell PLC	91,640	2,523,359
TOTAL S.A.	50,450	2,544,947

		$9,329,969

Food & Beverages – 7.5%
Dr Pepper Snapple Group, Inc.	8,470	$318,049
General Mills, Inc.	187,670	6,418,314
Groupe Danone	91,143	5,111,990
J.M. Smucker Co.	100,819	6,193,311
Nestle S.A.	331,797	16,403,519
PepsiCo, Inc.	63,630	4,130,223

		$38,575,406

Food & Drug Stores – 2.3%
Lawson, Inc.	28,500	$1,307,975
Tesco PLC	519,066	3,181,815
Walgreen Co.	261,580	7,468,109

		$11,957,899

Gaming & Lodging – 0.9%
Ladbrokes PLC	793,990	$1,686,934
William Hill PLC	1,034,480	2,709,211

		$4,396,145

Insurance – 1.5%
AXA	220,240	$4,059,696
Swiss Reinsurance Co.	76,218	3,510,550

		$7,570,246

Major Banks – 8.2%
Bank of New York Mellon Corp.	368,263	$9,232,353
Erste Group Bank AG	118,196	4,743,265
Goldman Sachs Group, Inc.	43,830	6,610,441
Julius Baer Group Ltd.	161,084	5,636,471
Standard Chartered PLC	195,965	5,664,122
State Street Corp.	262,450	10,214,554

		$42,101,206

2

MFS Global Equity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 8.6%
Alcon, Inc.	9,380	$1,454,650
DENTSPLY International, Inc.	143,920	4,320,478
Essilor International S.A.	32,960	2,061,688
Medtronic, Inc.	213,530	7,894,204
Sonova Holding AG	10,084	1,223,594
St. Jude Medical, Inc. (a)	175,050	6,436,589
Synthes, Inc.	39,110	4,497,819
Thermo Fisher Scientific, Inc. (a)	123,460	5,538,416
Waters Corp. (a)	97,200	6,236,352
Zimmer Holdings, Inc. (a)	85,500	4,530,645

		$44,194,435

Natural Gas - Distribution – 0.5%
GDF SUEZ	77,329	$2,568,660

Network & Telecom – 1.8%
Cisco Systems, Inc. (a)	408,260	$9,418,558

Oil Services – 1.1%
National Oilwell Varco, Inc.	150,770	$5,904,153

Other Banks & Diversified Financials – 3.5%
Aeon Credit Service Co. Ltd.	120,300	$1,207,247
American Express Co.	111,440	4,974,682
Banco Santander Brasil S.A., ADR	165,100	2,199,132
ICICI Bank Ltd.	133,271	2,598,792
Komercni Banka A.S.	9,386	1,822,376
UBS AG (a)	303,151	5,180,079

		$17,982,308

Pharmaceuticals – 5.6%
Bayer AG	124,893	$7,179,907
Johnson & Johnson	95,370	5,540,043
Merck KGaA	69,330	6,170,727
Roche Holding AG	78,200	10,171,931

		$29,062,608

Printing & Publishing – 0.4%
Wolters Kluwer N.V.	100,010	$2,017,478

Railroad & Shipping – 1.7%
Canadian National Railway Co.	138,186	$8,701,572

Specialty Chemicals – 6.8%
Akzo Nobel N.V.	104,190	$6,137,718
L’Air Liquide S.A.	49,318	5,550,892
Linde AG	117,480	13,770,811
Praxair, Inc.	61,310	5,322,934
Shin-Etsu Chemical Co. Ltd.	87,100	4,340,130

		$35,122,485

Specialty Stores – 0.7%
Abercrombie & Fitch Co., “A”	68,190	$2,518,939
Sally Beauty Holdings, Inc. (a)	124,620	1,178,905

		$3,697,844

Telephone Services – 0.6%
Singapore Telecommunications Ltd.	1,409,975	$3,235,124

Trucking – 2.4%
TNT N.V.	182,669	$5,451,233

3

MFS Global Equity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Trucking – continued
United Parcel Service, Inc., “B”	102,620	$6,670,300

		$12,121,533

Utilities - Electric Power – 0.3%
Red Electrica de Espana	31,037	$1,358,981

Total Common Stocks		$505,686,539

Money Market Funds (v) – 1.5%
MFS Institutional Money Market Portfolio, 0.26%, at Net Asset Value	7,984,427	$7,984,427

Collateral for Securities Loaned – 0.5%
Morgan Stanley Repurchase Agreement, 0.21%, dated 7/30/10, due 8/02/10, total to be received $2,573,738 (secured by U.S. Treasury and Federal Agency obligations valued at $2,625,177 in an individually traded account), at Net Asset Value	2,573,693	$2,573,693

Total Investments		$516,244,659

Other Assets, Less Liabilities – (0.2)%		(1,258,242)

Net Assets – 100.0%		$514,986,417

(a)	Non-income producing security.
(l)	All or a portion of this security is on loan.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS Global Equity Fund

Supplemental Information (Unaudited) 7/31/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of July 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$505,686,539	$—	$—	$505,686,539
Short Term Securities	—	2,573,693	—	2,573,693
Mutual Funds	7,984,427	—	—	7,984,427

Total Investments	$513,670,966	$2,573,693	$—	$516,244,659

For further information regarding security characteristics, see the Portfolio of Investments.

Of the Level 1 investments presented above, equity investments amounting to $216,014,141 were considered level 2 investments at the beginning of the period.

5

MFS Global Equity Fund

Supplemental Information (Unaudited) 7/31/10 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$481,108,606

Gross unrealized appreciation	$72,789,048
Gross unrealized depreciation	(37,652,995)

Net unrealized appreciation (depreciation)	$35,136,053

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,272,358	174,767,505	(169,055,436)	7,984,427

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$5,408	$7,984,427

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of July 31, 2010, are as follows:

United States	42.9%
Switzerland	11.2%
France	9.7%
United Kingdom	9.7%
Germany	6.7%
Netherlands	5.7%
Japan	5.2%
Canada	1.7%
Sweden	1.3%
Other Countries	5.9%

6

MFS® Global Total Return Fund

7/31/10
Quarterly portfolio holdings

M F S
INVESTMENT MANAGEMENT

MFS Global Total Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10

Issuer	Shares/Par	Value ($)
Common Stocks – 58.3%
Aerospace – 3.3%
Cobham PLC	824,420	$3,072,392
Lockheed Martin Corp.	136,660	10,269,999
Northrop Grumman Corp.	83,420	4,891,749
United Technologies Corp.	72,920	5,184,612

		$23,418,752

Alcoholic Beverages – 1.1%
Heineken N.V.	167,910	$7,599,338

Apparel Manufacturers – 0.5%
NIKE, Inc., “B”	46,080	$3,393,331

Automotive – 0.7%
Tomkins PLC	453,730	$2,306,784
USS Co. Ltd.	36,030	2,710,747

		$5,017,531

Broadcasting – 2.1%
Fuji Television Network, Inc.	1,335	$1,934,626
Nippon Television Network Corp.	12,810	1,791,131
Omnicom Group, Inc.	70,350	2,621,241
Vivendi S.A.	175,908	4,228,231
Walt Disney Co.	122,690	4,133,426

		$14,708,655

Brokerage & Asset Managers – 0.4%
Daiwa Securities Group, Inc.	621,000	$2,688,281

Business Services – 1.7%
Accenture Ltd., “A”	116,010	$4,598,636
Bunzl PLC	207,300	2,244,465
Dun & Bradstreet Corp.	30,100	2,057,636
MasterCard, Inc., “A”	6,140	1,289,646
Nomura Research Institute Ltd.	101,700	2,017,638

		$12,208,021

Chemicals – 1.3%
3M Co.	37,130	$3,176,100
Givaudan S.A.	3,200	2,949,026
PPG Industries, Inc.	40,570	2,818,398

		$8,943,524

Computer Software – 0.6%
Oracle Corp.	175,560	$4,150,238

Computer Software - Systems – 1.2%
Acer, Inc.	387,387	$1,037,271
International Business Machines Corp.	32,050	4,115,220
Konica Minolta Holdings, Inc.	333,000	3,507,495

		$8,659,986

Construction – 1.0%
Geberit AG	18,830	$3,078,381
Sherwin-Williams Co.	38,500	2,662,275
Stanley Black & Decker, Inc.	23,920	1,387,838

		$7,128,494

Consumer Products – 2.4%
Henkel KGaA, IPS	82,910	$4,114,862
Kao Corp.	232,300	5,495,934
Kose Corp.	91,300	2,119,889
Procter & Gamble Co.	41,385	2,531,107

MFS Global Total Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – continued
Reckitt Benckiser Group PLC	56,270	$2,759,252

		$17,021,044

Electrical Equipment – 0.7%
Legrand S.A.	94,460	$3,074,311
Spectris PLC	130,400	1,850,762

		$4,925,073

Electronics – 1.6%
Halma PLC	291,035	$1,267,280
Intel Corp.	169,170	3,484,902
Samsung Electronics Co. Ltd.	5,537	3,790,943
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	317,154	3,203,255

		$11,746,380

Energy - Independent – 1.0%
Apache Corp.	33,680	$3,219,134
EOG Resources, Inc.	20,540	2,002,650
INPEX Corp. (l)	464	2,266,427

		$7,488,211

Energy - Integrated – 3.8%
BP PLC	498,900	$3,177,975
Chevron Corp.	90,500	6,897,005
Exxon Mobil Corp.	47,480	2,833,606
Hess Corp.	43,880	2,351,529
Royal Dutch Shell PLC, “A”	307,820	8,474,511
TOTAL S.A.	63,530	3,204,767

		$26,939,393

Food & Beverages – 3.1%
General Mills, Inc.	72,600	$2,482,920
Groupe Danone	58,899	3,303,502
J.M. Smucker Co.	28,023	1,721,453
Kellogg Co.	60,360	3,021,018
Nestle S.A.	176,788	8,740,119
PepsiCo, Inc.	49,020	3,181,888

		$22,450,900

Food & Drug Stores – 0.6%
CVS Caremark Corp.	49,320	$1,513,631
Lawson, Inc.	57,800	2,652,665

		$4,166,296

Insurance – 4.3%
Allstate Corp.	56,910	$1,607,138
Aon Corp.	62,570	2,357,012
Hiscox Ltd.	314,997	1,759,628
ING Groep N.V. (a)	358,010	3,443,071
Jardine Lloyd Thompson Group PLC	223,940	2,074,990
MetLife, Inc.	156,600	6,586,596
Muenchener Ruckversicherungs-Gesellschaft AG	17,010	2,356,308
Prudential Financial, Inc.	48,040	2,752,212
Swiss Reinsurance Co.	69,070	3,181,318
Travelers Cos., Inc.	36,220	1,827,299
Zurich Financial Services AG	13,440	3,137,763

		$31,083,335

Leisure & Toys – 0.2%
Hasbro, Inc.	29,550	$1,245,532

MFS Global Total Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 1.3%
ASSA ABLOY AB, “B”	147,690	$3,266,930
GLORY Ltd.	76,300	1,776,021
Neopost S.A.	37,530	2,902,643
Schindler Holding AG	16,450	1,474,926

		$9,420,520

Major Banks – 5.1%
Bank of America Corp.	262,550	$3,686,202
Bank of New York Mellon Corp.	225,898	5,663,263
Credit Agricole S.A.	94,715	1,297,227
Goldman Sachs Group, Inc.	33,260	5,016,273
HSBC Holdings PLC	515,220	5,222,635
JPMorgan Chase & Co.	130,020	5,237,206
PNC Financial Services Group, Inc.	37,370	2,219,404
State Street Corp.	77,990	3,035,371
Sumitomo Mitsui Financial Group, Inc.	55,000	1,703,571
Wells Fargo & Co.	126,110	3,497,030

		$36,578,182

Medical & Health Technology & Services – 0.6%
Kobayashi Pharmaceutical Co. Ltd.	43,800	$1,847,919
Miraca Holdings, Inc.	74,300	2,211,929

		$4,059,848

Medical Equipment – 1.4%
Becton, Dickinson & Co.	23,980	$1,649,824
Medtronic, Inc.	69,060	2,553,148
Smith & Nephew PLC	240,499	2,092,567
St. Jude Medical, Inc. (a)	55,620	2,045,147
Synthes, Inc.	17,020	1,957,374

		$10,298,060

Network & Telecom – 0.8%
Ericsson, Inc., “B”	301,290	$3,326,036
Nokia Oyj	291,470	2,694,888

		$6,020,924

Oil Services – 0.6%
National Oilwell Varco, Inc.	51,340	$2,010,474
Noble Corp.	39,200	1,274,000
Transocean, Inc. (a)	19,920	920,503

		$4,204,977

Other Banks & Diversified Financials – 0.9%
DnB NOR A.S.A.	271,600	$3,372,955
Hachijuni Bank Ltd.	181,000	1,037,039
Sapporo Hokuyo Holdings, Inc.	216,100	1,025,534
Unione di Banche Italiane Scpa	90,702	973,363

		$6,408,891

Pharmaceuticals – 6.2%
Abbott Laboratories	127,660	$6,265,553
Bayer AG	49,254	2,831,537
GlaxoSmithKline PLC	292,940	5,106,898
Johnson & Johnson	151,170	8,781,465
Pfizer, Inc.	303,590	4,553,850
Roche Holding AG	55,360	7,200,998
Sanofi-Aventis S.A.	136,940	7,953,666
Santen Pharmaceutical Co. Ltd.	55,200	1,847,774

		$44,541,741

MFS Global Total Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par		Value ($)
Common Stocks – continued
Railroad & Shipping – 0.3%
Canadian National Railway Co.		36,330	$2,287,700

Real Estate – 0.2%
Deutsche Wohnen AG (a)		156,380	$1,528,399

Specialty Chemicals – 0.2%
Shin-Etsu Chemical Co. Ltd.		26,200	$1,305,527

Telecommunications - Wireless – 2.5%
KDDI Corp.		1,211	$5,894,155
Vodafone Group PLC		5,144,725	12,008,357

			$17,902,512

Telephone Services – 1.9%
AT&T, Inc.		251,010	$6,511,199
China Unicom Ltd.		1,044,000	1,411,265
Royal KPN N.V.		394,970	5,497,051

			$13,419,515

Tobacco – 2.1%
British American Tobacco PLC		129,100	$4,444,545
Japan Tobacco, Inc.		1,078	3,468,766
Philip Morris International, Inc.		142,660	7,281,366

			$15,194,677

Trucking – 1.2%
TNT N.V.		141,038	$4,208,875
Yamato Holdings Co. Ltd.		356,400	4,422,256

			$8,631,131

Utilities - Electric Power – 1.4%
Dominion Resources, Inc.		77,494	$3,253,973
E.ON AG		141,205	4,212,939
PG&E Corp.		57,710	2,562,324

			$10,029,236

Total Common Stocks			$416,814,155

Bonds – 36.8%
Aerospace – 0.1%
Bombardier, Inc., 7.75%, 2020 (z)		$840,000	$905,100

Asset-Backed & Securitized – 1.2%
Bayview Commercial Asset Trust, FRN, 1.381%, 2023 (z)	CAD	560,000	$424,395
Commercial Mortgage Asset Trust, FRN, 0.848%, 2032 (i)(z)		$10,998,767	271,970
Commercial Mortgage Pass-Through Certificates, “A3”, 5.293%, 2049		995,797	1,037,643
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 2046		995,797	1,013,730
Commercial Mortgage Pass-Through Certificates, FRN, 0.531%, 2017 (n)		1,400,000	1,276,794
First Union National Bank Commercial Mortgage Trust, FRN, 0.884%, 2043 (i)(n)		19,796,959	59,597
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.818%, 2049		995,797	1,039,846
Merrill Lynch Mortgage Trust, FRN, 5.826%, 2050		1,040,000	1,069,499
Wachovia Bank Commercial Mortgage Trust, “A3”, FRN, 5.902%, 2051		2,070,000	2,199,894

			$8,393,368

Automotive – 0.1%
American Honda Finance Corp., 2.375%, 2013 (n)		$400,000	$407,350

Broadcasting – 0.0%
CBS Corp., 5.75%, 2020		$190,000	$208,324

Cable TV – 0.8%
Comcast Corp., 5.15%, 2020		$1,550,000	$1,660,385
Cox Communications, Inc., 9.375%, 2019 (z)		1,060,000	1,429,555
DIRECTV Holdings LLC, 5.2%, 2020		1,180,000	1,252,633

MFS Global Total Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Cable TV – continued
Time Warner Cable, Inc., 5%, 2020		$1,540,000	$1,613,860

			$5,956,433

Chemicals – 0.3%
Ashland, Inc., 9.125%, 2017		$670,000	$761,287
Dow Chemical Co., 9.4%, 2039		1,048,000	1,471,524

			$2,232,811

Consumer Products – 0.3%
Newell Rubbermaid, Inc., 10.6%, 2019		$610,000	$845,617
Whirlpool Corp., 8%, 2012		1,320,000	1,445,181

			$2,290,798

Defense Electronics – 0.2%
L-3 Communications Corp., 6.375%, 2015		$1,370,000	$1,404,250

Emerging Market Quasi-Sovereign – 1.2%
Banco do Brasil (Cayman Branch), 6%, 2020 (n)		$100,000	$108,176
BNDES Participacoes S.A., 6.5%, 2019 (n)		192,000	214,800
KazMunaiGaz Finance B.V., 7%, 2020 (n)		101,000	108,827
Pemex Project Funding Master Trust, 5.75%, 2018		523,000	554,323
Petrobras International Finance Co., 7.875%, 2019		679,000	818,078
Petroleos Mexicanos, 6%, 2020 (n)		408,000	435,540
Petroleos Mexicanos, 5.5%, 2021 (z)		183,000	188,307
Qatari Diar Finance Q.S.C., 5%, 2020 (z)		604,000	608,832
Qtel International Finance Ltd., 7.875%, 2019 (n)		363,000	427,276
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 2019 (n)		1,200,000	1,395,110
VEB Finance Ltd., 6.902%, 2020 (z)		2,242,000	2,368,673
VTB Capital S.A., 6.465%, 2015 (n)		623,000	640,942
Waha Aerospace B.V., 3.925%, 2020 (z)		757,000	759,574

			$8,628,458

Emerging Market Sovereign – 0.5%
Federative Republic of Brazil, 5.625%, 2041		$695,000	$723,495
Republic of Indonesia, 0%, 2010	ID	R 13,240,000,000	1,477,225
Republic of Peru, 7.35%, 2025		$700,000	875,000
Republic of South Africa, 5.5%, 2020		399,000	426,930

			$3,502,650

Energy - Independent – 0.0%
Anadarko Petroleum Corp., 6.2%, 2040		$350,000	$310,829

Energy - Integrated – 0.2%
Hess Corp., 8.125%, 2019		$1,230,000	$1,582,309

Food & Beverages – 0.8%
Anheuser-Busch InBev, 5.375%, 2020		$1,077,000	$1,189,853
Diageo Finance B.V., 5.5%, 2013		1,405,000	1,552,317
Kraft Foods, Inc., 6.5%, 2040		1,523,000	1,753,911
Miller Brewing Co., 5.5%, 2013 (n)		1,090,000	1,197,228

			$5,693,309

Food & Drug Stores – 0.2%
CVS Caremark Corp., 5.75%, 2017		$1,030,000	$1,158,902

Forest & Paper Products – 0.1%
Votorantim Participacoes S.A., 6.75%, 2021 (n)		$368,000	$376,280

Insurance – 0.3%
Prudential Financial, Inc., 5.375%, 2020		$340,000	$353,221
UnumProvident Corp., 6.85%, 2015 (n)		1,367,000	1,476,583

			$1,829,804

MFS Global Total Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Insurance - Property & Casualty – 0.6%
AXIS Capital Holdings Ltd., 5.75%, 2014		$1,440,000	$1,524,597
Chubb Corp., 6.375% to 2017, FRN to 2067		1,410,000	1,374,750
ZFS Finance USA Trust II, 6.45% to 2016, FRN to 2065 (n)		1,759,000	1,600,690

			$4,500,037

International Market Quasi-Sovereign – 0.7%
Canada Housing Trust, 4.6%, 2011 (n)	CAD	1,910,000	$1,926,461
Eksportfinans A.S.A., 1.875%, 2013		$1,435,000	1,459,339
Irish Life & Permanent PLC, 3.6%, 2013 (n)		1,400,000	1,402,422

			$4,788,222

International Market Sovereign – 16.4%
Dutch Government, 3.75%, 2014	EUR	5,500,000	$7,779,486
Federal Republic of Germany, 5%, 2011	EUR	1,599,000	2,166,836
Federal Republic of Germany, 3.75%, 2013	EUR	1,884,000	2,646,611
Federal Republic of Germany, 3.75%, 2015	EUR	401,000	570,796
Federal Republic of Germany, 4.25%, 2018	EUR	5,573,000	8,206,719
Federal Republic of Germany, 6.25%, 2030	EUR	2,146,000	3,964,711
Government of Canada, 4.5%, 2015	CAD	680,000	728,312
Government of Japan, 1.3%, 2014	JPY	901,000,000	10,868,618
Government of Japan, 1.7%, 2017	JPY	1,358,000,000	16,898,993
Government of Japan, 2.1%, 2024	JPY	490,000,000	6,132,671
Government of Japan, 2.2%, 2027	JPY	137,700,000	1,727,554
Government of Japan, 2.4%, 2037	JPY	131,350,000	1,700,666
Kingdom of Belgium, 5.5%, 2017	EUR	726,000	1,108,057
Kingdom of Spain, 4.6%, 2019	EUR	2,726,000	3,694,422
Kingdom of the Netherlands, 5.5%, 2028	EUR	656,000	1,096,255
Republic of Austria, 4.65%, 2018	EUR	4,064,000	5,992,055
Republic of Finland, 3.875%, 2017	EUR	2,308,000	3,292,256
Republic of France, 6%, 2025	EUR	1,287,000	2,207,554
Republic of France, 4.75%, 2035	EUR	1,774,000	2,733,227
Republic of Ireland, 4.6%, 2016	EUR	6,215,000	8,286,652
Republic of Italy, 4.75%, 2013	EUR	4,215,000	5,850,577
Republic of Italy, 5.25%, 2017	EUR	6,530,000	9,538,376
United Kingdom Treasury, 8%, 2015	GBP	3,497,000	7,070,244
United Kingdom Treasury, 8%, 2021	GBP	635,000	1,412,033
United Kingdom Treasury, 4.25%, 2036	GBP	1,223,000	1,908,707

			$117,582,388

Local Authorities – 0.4%
Nashville & Davidson County, TN, Metropolitan Government Convention Center
Authority (Build America Bonds), 6.731%, 2043		$890,000	$916,780

San Francisco, CA, City & County Public Utilities Commission, Water Rev. (Build
America Bonds), 6%, 2040		1,385,000	1,395,900
University of California Rev. (Build America Bonds), 5.77%, 2043		505,000	506,500

			$2,819,180

Major Banks – 1.6%
Bank of America Corp., 7.625%, 2019		$1,070,000	$1,250,527
BB&T Corp., 3.95%, 2016		1,650,000	1,711,920
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)		1,100,000	1,039,500
Credit Suisse (USA), Inc., 6%, 2018		1,750,000	1,902,033
Merrill Lynch & Co., Inc., 6.15%, 2013		1,113,000	1,212,447
Morgan Stanley, 7.3%, 2019		1,350,000	1,523,930
PNC Financial Services Group, Inc., 5.125%, 2020		1,450,000	1,536,150
UniCredito Luxembourg Finance S.A., 6%, 2017 (n)		1,450,000	1,454,308

			$11,630,815

MFS Global Total Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Metals & Mining – 1.1%
ArcelorMittal, 6.125%, 2018	$1,090,000	$1,182,687
Freeport-McMoRan Copper & Gold, Inc., 8.25%, 2015	350,000	379,750
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017	748,000	835,890
Peabody Energy Corp., “B”, 6.875%, 2013	1,170,000	1,178,775
Southern Copper Corp., 5.375%, 2020	101,000	103,899
Southern Copper Corp., 6.75%, 2040	290,000	304,656
Teck Resources Ltd., 10.25%, 2016	1,020,000	1,234,200
Teck Resources Ltd., 10.75%, 2019	670,000	836,696
Vale Overseas Ltd., 6.875%, 2039	1,410,000	1,554,377

		$7,610,930

Mortgage-Backed – 4.0%
Fannie Mae, 4.77%, 2012	$1,143,663	$1,212,382
Fannie Mae, 4.518%, 2013	78,711	83,673
Fannie Mae, 5.37%, 2013	261,763	278,578
Fannie Mae, 4.78%, 2015	346,619	381,282
Fannie Mae, 4.79%, 2015	363,306	399,113
Fannie Mae, 4.856%, 2015	273,999	300,508
Fannie Mae, 5.5%, 2015	261,689	292,480
Fannie Mae, 5.09%, 2016	362,000	404,363
Fannie Mae, 5.424%, 2016	329,251	369,032
Fannie Mae, 4.989%, 2017	241,722	265,539
Fannie Mae, 5.05%, 2017	327,837	366,429
Fannie Mae, 5.161%, 2018	774,895	867,413
Fannie Mae, 5.1%, 2019	340,927	381,378
Fannie Mae, 5.18%, 2019	341,012	382,114
Fannie Mae, 6.16%, 2019	296,755	342,000
Fannie Mae, 4.5%, 2025 - 2040	3,533,722	3,718,778
Fannie Mae, 5%, 2040	2,109,417	2,250,348
Freddie Mac, 5.085%, 2019	589,000	654,512
Freddie Mac, 5%, 2022 - 2040	7,783,437	8,263,834
Freddie Mac, 5.5%, 2026 - 2037	1,980,806	2,129,898
Freddie Mac, 6%, 2039	1,971,380	2,142,973
Ginnie Mae, 5%, 2040	2,796,153	3,014,557

		$28,501,184

Municipals – 0.1%
California Educational Facilities Authority Rev. (Stanford University), 5.25%, 2040	$805,000	$969,268

Natural Gas - Pipeline – 0.1%
Williams Partners LP, 5.25%, 2020	$1,021,000	$1,090,287

Network & Telecom – 0.5%
CenturyLink, Inc., 7.6%, 2039	$910,000	$876,247
Telecom Italia Capital, 7.175%, 2019	1,400,000	1,583,035
Telefonica Emisiones S.A.U., 2.582%, 2013	870,000	878,161

		$3,337,443

Other Banks & Diversified Financials – 0.6%
Banco PanAmericano S.A., 5.5%, 2015	$100,000	$99,855
Banco Votorantim S.A., 7.375%, 2020 (n)	1,832,000	1,900,700
Citigroup, Inc., 6.125%, 2018	2,050,000	2,193,197

		$4,193,752

Real Estate – 0.2%
Simon Property Group, Inc., REIT, 5.65%, 2020	$1,400,000	$1,539,149

Specialty Stores – 0.1%
Best Buy Co., Inc., 6.75%, 2013	$780,000	$871,435

MFS Global Total Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Supranational – 0.1%
Eurasian Development Bank, 7.375%, 2014 (n)		$532,000	$566,846

Tobacco – 0.4%
Altria Group, Inc., 9.7%, 2018		$1,440,000	$1,886,628
Lorillard Tobacco Co., 6.875%, 2020		860,000	894,802

			$2,781,430

U.S. Government Agencies and Equivalents – 0.7%
Aid-Egypt, 4.45%, 2015		$1,113,000	$1,244,902
FDIC Structured Sale Guarantee Note, 0%, 2012 (n)		527,000	509,767
Small Business Administration, 5.09%, 2025		150,709	163,525
Small Business Administration, 5.21%, 2026		1,873,831	2,023,926
Small Business Administration, 5.31%, 2027		979,935	1,078,032

			$5,020,152

U.S. Treasury Obligations – 2.3%
U.S. Treasury Bonds, 8%, 2021		$683,000	$998,354
U.S. Treasury Notes, 4.75%, 2012		7,732,000	8,233,675
U.S. Treasury Notes, 4.125%, 2015		188,000	210,619
U.S. Treasury Notes, 4.75%, 2017		5,925,000	6,902,163

			$16,344,811

Utilities - Electric Power – 0.6%
Enel Finance International S.A., 6%, 2039 (n)		$1,386,000	$1,429,215
Progress Energy, Inc., 7.05%, 2019		1,310,000	1,587,258
TECO Energy, Inc., 6.572%, 2017		982,000	1,125,607

			$4,142,080

Total Bonds			$263,170,384

Money Market Funds (v) – 3.3%
MFS Institutional Money Market Portfolio, 0.26%, at Net Asset Value		23,280,519	$23,280,519

Issuer/Expiration Date/Strike Price	Number of Contracts
Put Options Purchased – 0.0%
Japanese Yen - December 2010 @ $0.01	JPY	276,600,000	$1,798

Issuer	Shares/Par
Collateral for Securities Loaned – 0.2%
Morgan Stanley Repurchase Agreement, 0.21%, dated 7/30/10, due 8/02/10, total to be received $1,352,993 (secured by various U.S. Treasury and Federal Agency obligations and Mortgage Backed securities valued at $1,380,034 in an individually traded account), at Net Asset Value		1,352,969	$1,352,969

Total Investments			$704,619,825

Other Assets, Less Liabilities – 1.4%			10,251,987

Net Assets – 100.0%			$714,871,812

(a)	Non-income producing security.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(l)	All or a portion of this security is on loan.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $19,954,412, representing 2.8% of net assets.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven- day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

MFS Global Total Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Restricted Securities	Acquisition Date	Cost	Current Market Value
Bayview Commercial Asset Trust, FRN, 1.381%, 2023	5/25/06	$506,329	$424,395
Bombardier, Inc., 7.75%, 2020	5/10/10	873,082	905,100
Commercial Mortgage Asset Trust, FRN, 0.848%, 2032	8/25/03	278,608	271,970
Cox Communications, Inc., 9.375%, 2019	2/10/10	1,332,492	1,429,555
Petroleos Mexicanos, 5.5%, 2021	7/13/10	181,194	188,307
Qatari Diar Finance Q.S.C., 5%, 2020	7/14/10	603,813	608,832
VEB Finance Ltd., 6.902%, 2020	7/14/10	2,290,691	2,368,673
Waha Aerospace B.V., 3.925%, 2020	7/21/10	757,000	759,574

Total Restricted Securities			$6,956,406
% of Net Assets			1.0%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
IPS	International Preference Stock
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Global Total Return Fund

Supplemental Information (Unaudited) 7/31/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options.

MFS Global Total Return Fund

Supplemental Information (Unaudited) 7/31/10 - continued

The following is a summary of the levels used as of July 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:	$416,814,155	$—	$—	$416,814,155
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	21,364,963	—	21,364,963
Non-U.S. Sovereign Debt	—	135,068,564	—	135,068,564
Municipal Bonds	—	969,268	—	969,268
Corporate Bonds	—	47,738,101	—	47,738,101
Residential Mortgage-Backed Securities	—	28,501,184	—	28,501,184
Commercial Mortgage-Backed Securities	—	8,393,368	—	8,393,368
Foreign Bonds	—	21,134,936	—	21,134,936
Purchased Currency Options	—	1,798	—	1,798
Short Term Securities	—	1,352,969	—	1,352,969
Mutual Funds	23,280,519	—	—	23,280,519

Total Investments	$440,094,674	$264,525,151	$—	$704,619,825

Other Financial Instruments
Forward Currency Contracts	$—	$1,416,038	$—	$1,416,038

For further information regarding security characteristics, see the Portfolio of Investments.

Of the Level 1 investments presented above, equity investments amounting to $138,806,158 were considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$691,943,989

Gross unrealized appreciation	$32,020,989
Gross unrealized depreciation	(19,345,153)

Net unrealized appreciation (depreciation)	$12,675,836

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

MFS Global Total Return Fund

Supplemental Information (Unaudited) 7/31/10 - continued

(3) Derivative Contracts at 7/31/10

Forward Foreign Currency Exchange Contracts at 7/31/10

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)

Asset Derivatives
BUY	AUD	Westpac Banking Corp.	2,951,504	10/12/10	$2,507,259	$2,647,894	$140,635
BUY	BRL	Barclays Bank PLC	177,000	8/16/10	99,831	100,318	487
BUY	CAD	Barclays Bank PLC	1,648,658	8/09/10 - 10/12/10	1,579,937	1,603,410	23,473
BUY	CAD	UBS AG	4,690,855	8/06/10	4,485,804	4,562,734	76,930
BUY	CHF	Citibank N.A.	953,000	9/14/10	836,075	915,220	79,145
BUY	CHF	UBS AG	1,236,000	10/12/10	1,177,076	1,187,358	10,282
BUY	CZK	Credit Suisse Group	5,493,000	10/12/10	273,931	288,488	14,557
BUY	DKK	Barclays Bank PLC	7,300,486	9/14/10	1,204,701	1,276,744	72,043
BUY	EUR	Barclays Bank PLC	1,104,000	9/15/10 - 10/12/10	1,393,855	1,438,581	44,726
BUY	EUR	Credit Suisse Group	1,857,522	9/14/10 - 9/15/10	2,311,439	2,420,552	109,113
BUY	EUR	Goldman Sachs International	3,404,327	9/15/10 - 10/12/10	4,288,691	4,435,974	147,283
BUY	EUR	HSBC Bank	1,191,000	9/15/10	1,505,448	1,552,000	46,552
BUY	EUR	JPMorgan Chase Bank N.A.	534,000	10/12/10	673,521	695,811	22,290
BUY	EUR	Royal Bank of Scotland Group	447,000	9/14/10	546,049	582,490	36,441
BUY	EUR	UBS AG	144,000	9/15/10	177,677	187,647	9,970
BUY	GBP	Barclays Bank PLC	1,483,550	10/12/10	2,251,237	2,327,219	75,982
BUY	GBP	Royal Bank of Scotland Group	161,000	10/12/10	245,353	252,558	7,205
BUY	IDR	JPMorgan Chase Bank N.A.	13,006,176,000	8/31/10	1,426,116	1,446,508	20,392
BUY	INR	HSBC Bank	67,980,000	9/29/10	1,448,232	1,451,772	3,540
BUY	JPY	Barclays Bank PLC	42,514,583	10/12/10	483,746	492,412	8,666
BUY	JPY	HSBC Bank	53,993,000	10/12/10	623,699	625,357	1,658
BUY	JPY	JPMorgan Chase Bank N.A.	931,192,990	10/12/10	10,637,343	10,785,253	147,910
BUY	JPY	Merrill Lynch International Bank	286,615,341	10/12/10	3,271,416	3,319,633	48,217
BUY	JPY	Royal Bank of Scotland Group	18,437,000	9/14/10	203,497	213,482	9,985
BUY	JPY	UBS AG	291,343,111	9/14/10 - 10/12/10	3,235,278	3,373,721	138,443
BUY	KRW	JPMorgan Chase Bank N.A.	3,403,281,000	8/06/10	2,770,725	2,876,228	105,503
BUY	MXN	HSBC Bank	20,252,000	8/06/10	1,551,877	1,599,578	47,701
BUY	MXN	JPMorgan Chase Bank N.A.	5,462,000	8/06/10	416,966	431,409	14,443
SELL	MXN	Goldman Sachs International	3,422,000	8/03/10	270,835	270,370	465
BUY	MYR	JPMorgan Chase Bank N.A.	1,955,000	9/23/10	606,202	612,552	6,350
BUY	NOK	Citibank N.A.	1,803,000	8/16/10	279,620	296,557	16,937
BUY	PHP	Deutsche Bank AG	65,184,000	9/23/10	1,395,803	1,422,977	27,174
BUY	PLN	HSBC Bank	2,776,000	8/18/10	825,110	902,105	76,995
BUY	SEK	Deutsche Bank AG	22,802,962	10/12/10	3,027,960	3,156,433	128,473
BUY	SGD	Barclays Bank PLC	811,000	8/10/10	577,491	596,411	18,920
BUY	TRY	JPMorgan Chase Bank N.A.	2,913,000	8/11/10	1,826,848	1,930,036	103,188
BUY	TWD	JPMorgan Chase Bank N.A.	32,599,000	8/06/10	1,013,335	1,017,447	4,112
BUY	ZAR	Barclays Bank PLC	4,457,000	8/19/10	563,571	609,208	45,637
BUY	ZAR	UBS AG	6,194,000	8/19/10	788,440	846,632	58,192

							$1,950,015

MFS Global Total Return Fund

Supplemental Information (Unaudited) 7/31/10 - continued

(3) Derivative Contracts at 7/31/10 - continued

Forward Foreign Currency Exchange Contracts at 7/31/10 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)

Liability Derivatives
SELL	BRL	Barclays Bank PLC	174,000	8/16/10	$98,139	$98,618	$(479)
SELL	CHF	Citibank N.A.	242,000	10/12/10	228,225	232,476	(4,251)
BUY	CNY	JPMorgan Chase Bank N.A.	4,012,000	4/18/11	606,684	595,582	(11,102)
SELL	EUR	Barclays Bank PLC	1,143,608	9/15/10	1,384,000	1,490,243	(106,243)
SELL	EUR	Royal Bank of Scotland Group	391,000	10/12/10	502,848	509,480	(6,632)
SELL	EUR	UBS AG	2,693,739	9/15/10	3,245,471	3,510,229	(264,758)
BUY	GBP	Deutsche Bank AG	1,454,550	10/12/10	2,321,127	2,281,728	(39,399)
SELL	IDR	Barclays Bank PLC	11,105,500,000	8/31/10	1,217,041	1,235,120	(18,079)
SELL	IDR	JPMorgan Chase Bank N.A.	958,493,000	10/15/10	104,845	105,766	(921)
SELL	JPY	Barclays Bank PLC	98,834,785	10/12/10	1,122,934	1,144,723	(21,789)
SELL	JPY	Citibank N.A.	62,892,358	9/15/10	711,000	728,237	(17,237)
BUY	MXN	Goldman Sachs International	3,422,000	11/03/10	268,224	267,634	(590)
BUY	MXN	Merrill Lynch International Bank	5,533,000	8/03/10	448,161	437,158	(11,003)
SELL	MXN	Citibank N.A.	2,111,000	8/03/10	159,674	166,788	(7,114)
SELL	TRY	HSBC Bank	696,000	8/11/10	436,761	461,141	(24,380)

							$(533,977)

At July 31, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	30,281,275	197,826,691	(204,827,447)	23,280,519

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$52,769	$23,280,519

MFS Global Total Return Fund

Supplemental Information (Unaudited) 7/31/10 - continued

(5) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of July 31, 2010, are as follows:

United States	41.1%
Japan	12.8%
United Kingdom	9.7%
Switzerland	4.9%
Germany	4.6%
France	4.5%
Netherlands	4.4%
Italy	2.8%
Ireland	1.4%
Other Countries	13.8%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

MFS® Utilities Fund

7/31/10
Quarterly portfolio holdings

MFS INVESTMENT MANAGEMENT

MFS Utilities Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10

Issuer	Shares/Par	Value ($)
Common Stocks – 94.3%
Cable TV – 5.2%
Cablevision Systems Corp., “A”	719,900	$19,732,459
Comcast Corp., “Special A”	3,892,700	71,859,242
Time Warner Cable, Inc.	1,048,869	59,963,841

		$151,555,542

Energy - Independent – 4.3%
Apache Corp.	124,200	$11,871,036
CONSOL Energy, Inc.	670,740	25,139,332
QEP Resources, Inc. (a)	2,374,966	81,746,330
Southwestern Energy Co. (a)	155,200	5,657,040

		$124,413,738

Natural Gas - Distribution – 7.4%
EQT Corp.	2,337,630	$85,744,268
NiSource, Inc.	1,295,500	21,375,750
Questar Corp.	2,117,366	34,830,671
Sempra Energy	933,290	46,431,178
Southern Union Co.	448,400	10,120,388
Spectra Energy Corp.	770,020	16,008,716

		$214,510,971

Natural Gas - Pipeline – 6.9%
El Paso Corp.	6,368,050	$78,454,376
Enagas S.A.	1,075,275	19,841,624
Niska Gas Storage Partners LLC (a)	321,500	6,169,585
Williams Cos., Inc.	4,992,960	96,913,354

		$201,378,939

Telecommunications - Wireless – 10.7%
America Movil S.A.B. de C.V., “L”, ADR	281,870	$13,983,571
Cellcom Israel Ltd.	2,620,252	72,318,955
Mobile TeleSystems OJSC, ADR	906,275	20,119,305
MTN Group Ltd.	1,213,890	19,459,845
NII Holdings, Inc. (a)	1,049,100	39,299,286
Partner Communication Co. Ltd., ADR	2,031,200	33,616,360
Tim Participacoes S.A., ADR	542,300	15,471,819
Vivo Participacoes S.A., ADR	1,737,175	46,452,060
Vodafone Group PLC	21,073,340	49,187,507

		$309,908,708

Telephone Services – 13.1%
American Tower Corp., “A” (a)	718,800	$33,237,312
CenturyLink, Inc.	1,331,541	47,429,490
Crown Castle International Corp. (a)	389,400	15,385,194
France Telecom	295,800	6,194,531
Portugal Telecom, SGPS, S.A.	2,125,000	23,388,610
PT XL Axiata Tbk (a)	27,050,000	14,358,552
Qwest Communications International, Inc.	5,562,300	31,482,618
Telefonica S.A.	1,370,090	31,102,239
Telenet Group Holding N.V.	956,875	27,364,354
Virgin Media, Inc.	5,842,909	125,797,831
Windstream Corp.	2,317,395	26,418,303

		$382,159,034

Utilities - Electric Power – 46.7%
AES Corp. (a)	5,786,760	$59,661,496
AES Tiete S.A., IPS	1,598,718	20,088,508
Allegheny Energy, Inc.	326,300	7,439,640

1

MFS Utilities Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – continued
Alliant Energy Corp.	489,100	$16,903,296
American Electric Power Co., Inc.	2,228,130	80,168,117
American Water Works Co., Inc.	854,100	18,260,658
Calpine Corp. (a)	2,317,815	31,290,503
CenterPoint Energy, Inc.	2,200,110	31,307,565
CEZ AS	843,630	38,571,288
China Hydroelectric Corp., ADR (a)	792,143	4,824,151
CMS Energy Corp.	6,514,390	103,709,089
Companhia de Saneamento de Minas Gerais	1,101,700	15,847,743
Companhia Paranaense de Energia, ADR	369,700	8,103,824
Companhia Paranaense de Energia, IPS	216,300	4,685,598
Constellation Energy Group, Inc.	1,064,593	33,641,139
CPFL Energia S.A.	565,300	13,049,340
CPFL Energia S.A., ADR	66,100	4,618,407
DPL, Inc.	1,694,333	42,883,568
E.ON AG	1,260,161	37,597,684
EDP Renovaveis S.A. (a)	441,415	2,636,279
Eletropaulo Metropolitana S.A., IPS	1,451,360	30,532,363
Energias de Portugal S.A.	15,207,700	50,000,598
Energias do Brasil S.A.	553,020	11,288,048
Entergy Corp.	961,600	74,533,616
FirstEnergy Corp.	730,730	27,548,521
Fortum Oyj	1,521,100	35,382,653
National Grid PLC	6,381,620	51,019,899
NextEra Energy, Inc.	458,100	23,958,630
Northeast Utilities	1,343,360	37,399,142
NRG Energy, Inc. (a)	2,197,056	49,829,230
NV Energy, Inc.	574,000	7,289,800
Oesterreichische Elektrizitaetswirtschafts AG (Verbund), “A”	16,700	592,596
OGE Energy Corp.	974,727	38,638,178
PG&E Corp.	1,478,600	65,649,840
PPL Corp.	2,136,300	58,299,627
Public Service Enterprise Group, Inc.	2,251,052	74,059,611
Red Electrica de Espana	1,152,661	50,470,230
RWE AG	123,700	8,735,409
Scottish & Southern Energy PLC	172,400	2,997,378
Tractebel Energia S.A.	3,457,000	44,912,696
Wisconsin Energy Corp.	695,467	37,749,949

		$1,356,175,907

Total Common Stocks		$2,740,102,839

Bonds – 0.0%
Asset-Backed & Securitized – 0.0%
Falcon Franchise Loan LLC, FRN, 3.35%, 2023 (i)(z)	$1,901,734	$90,713

Convertible Bonds – 0.9%
Telephone Services – 0.9%
Virgin Media, Inc., 6.5%, 2016	$18,896,000	$26,241,820

Convertible Preferred Stocks – 3.3%
Energy - Independent – 0.5%
Apache Corp., 6% (a)	278,510	$15,131,448

Natural Gas - Pipeline – 1.0%
El Paso Corp., 4.99%	25,600	$27,403,674

2

MFS Utilities Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par	Value ($)
Convertible Preferred Stocks – continued
Utilities - Electric Power – 1.8%
Great Plains Energy, Inc., 12%	223,990	$13,661,150
NextEra Energy, Inc., 8.375%	508,100	26,116,340
PPL Corp., 9.5% (a)	219,900	12,268,221

		$52,045,711

Total Convertible Preferred Stocks		$94,580,833

Money Market Funds (v) – 1.6%
MFS Institutional Money Market Portfolio, 0.26%, at Net Asset Value	47,039,715	$47,039,715

Total Investments		$2,908,055,920

Other Assets, Less Liabilities – (0.1)%		(3,496,780)

Net Assets – 100.0%		$2,904,559,140

(a)	Non-income producing security.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted security:

Restricted Security	Acquisition Date	Cost	Current Market Value
Falcon Franchise Loan LLC, FRN, 3.35%, 2023	1/18/02	$92,874	$90,713
% of Net Assets			0.0%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
IPS	International Preference Stock
PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro
GBP	British Pound

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS Utilities Fund

Supplemental Information (Unaudited) 7/31/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of July 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$2,834,683,672	$—	$—	$2,834,683,672
Corporate Bonds	—	26,241,820	—	26,241,820
Commercial Mortgage-Backed Securities	—	90,713	—	90,713
Mutual Funds	47,039,715	—	—	47,039,715

Total Investments	$2,881,723,387	$26,332,533	$—	$2,908,055,920

Other Financial Instruments
Forward Currency Contracts	$—	$(15,630,364)	$—	$(15,630,364)

For further information regarding security characteristics, see the Portfolio of Investments.

4

MFS Utilities Fund

Supplemental Information (Unaudited) 7/31/10 - continued

(1) Investment Valuations- continued

Of the Level 1 investments presented above, equity investments amounting to $320,934,451 were considered level 2 investments at the beginning of the period. The primary reason for changes in the classifiscations between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,651,248,158

Gross unrealized appreciation	$308,079,227
Gross unrealized depreciation	(51,271,465)

Net unrealized appreciation (depreciation)	$256,807,762

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Derivative Contracts at 7/31/10

Forward Foreign Currency Exchange Contracts at 7/31/10

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	EUR	CSFB	2,483,080	10/12/10	$3,170,521	$3,235,495	64,974
BUY	EUR	JPMorgan Bank	4,505,420	10/12/10	5,682,574	5,870,638	188,064
BUY	EUR	UBS AG	3,167,023	9/14/10	3,880,400	4,126,979	246,579
SELL	GBP	Deutsche Bank	46,160,772	10/12/10	73,661,975	72,411,634	1,250,341

							$1,749,958

Liability Derivatives
SELL	EUR	Barclays Bank	10,063,602	9/14/10 - 10/12/10	$12,784,185	$13,113,050	(328,865)
SELL	EUR	Citibank N.A.	51,768	9/14/10	62,256	67,459	(5,203)
SELL	EUR	CSFB	9,029,770	9/15/10	10,880,539	11,766,754	(886,215)
SELL	EUR	Deutsche Bank	7,600,189	9/15/10	9,157,923	9,903,857	(745,934)
SELL	EUR	HSBC Bank	21,904,313	9/14/10 - 10/12/10	26,507,480	28,543,516	(2,036,036)
SELL	EUR	Merrill Lynch	15,074,531	9/15/10	18,163,905	19,643,722	(1,479,817)
SELL	EUR	UBS AG	102,029,345	9/15/10 - 10/12/10	123,450,462	132,954,272	(9,503,810)
SELL	GBP	Barclays Bank	46,160,772	10/12/10	70,046,664	72,411,634	(2,364,970)
SELL	GBP	Goldman Sachs	547,791	10/12/10	829,838	859,310	(29,472)

							$(17,380,322)

At July 31, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

5

MFS Utilities Fund

Supplemental Information (Unaudited) 7/31/10 - continued

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	80,699,538	556,696,617	(590,356,440)	47,039,715

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$81,576	$47,039,715

(5) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of July 31 2010, are as follows:

United States	70.0%
Brazil	7.4%
Israel	3.6%
United Kingdom	3.6%
Spain	3.5%
Portugal	2.6%
Germany	1.6%
Czech Republic	1.3%
Finland	1.2%
Other Countries	5.2%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

6

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST VI

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: September 16, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: September 16, 2010

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 16, 2010

*	Print name and title of each signing officer under his or her signature.